Private Placements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Private Placements [Abstract]
Private Placements

Note 5 — Private Placements

Simultaneously with the Initial Public Offering, the Company’s Sponsor purchased an aggregate of 300,000 Private Units at $10.00 per Unit (for a total purchase price of $3,000,000). On November 20, 2018, in connection with the underwriters’ partial exercise of their over-allotment option, the Company consummated the sale of additional 29,760 Private Units, generating gross proceeds of $297,600. The proceeds from the Private Units were added to the proceeds from the Initial Public Offering held in the Trust Account.

The Private Units are identical to the units sold in the Initial Public Offering except the Private Units are non-redeemable and may be exercised on a cashless basis, in each case so long as they continue to be held by the Sponsor or its permitted transferees. The purchasers of the Private Units have agreed not to transfer, assign or sell any of the Private Units or underlying securities (except to the same permitted transferees as the founder shares) until the completion of the Business Combination.

If the Company does not complete a Business Combination within the Combination Period, the proceeds of the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).

Note 5 — Private Placements

Simultaneously with the Initial Public Offering, the Company’s Sponsor purchased an aggregate of 300,000 Private Units at $10.00 per Unit (for a total purchase price of $3,000,000). On November 20, 2018, in connection with the underwriters’ partial exercise of their over-allotment option, the Company consummated the sale of additional 29,760 Private Units, generating gross proceeds of $297,600. The proceeds from the Private Units were added to the proceeds from the Initial Public Offering held in the Trust Account.

The Private Units are identical to the units sold in the Initial Public Offering except the Private Units are non-redeemable and may be exercised on a cashless basis, in each case so long as they continue to be held by the Sponsor or its permitted transferees. The purchasers of the Private Units have agreed not to transfer, assign or sell any of the Private Units or underlying securities (except to the same permitted transferees as the founder shares) until the completion of the Business Combination.

If the Company does not complete a Business Combination within the Combination Period, the proceeds of the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).